Fair Value Measurements - Summary of Changes in the Fair Value of Warrant Liabilities (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Placement [Member]
Fair value,Beginning	$ 90,856,186	$ 0
Initial measurement on August 18, 2020		22,792,602
Change in fair value	(65,279,455)	68,063,584
Fair value,End	25,576,731	90,856,186
Public Warrants [Member]
Fair value,Beginning	59,064,000	0
Initial measurement on August 18, 2020		20,412,606
Change in fair value		38,651,394
Fair value,End		59,064,000
Warrants Liabilities [Member]
Fair value,Beginning	$ 149,920,186	0
Initial measurement on August 18, 2020		43,205,208
Change in fair value		106,714,978
Fair value,End		$ 149,920,186